Future Policy Benefits and Claims - Gross Premiums or Assessments and Interest Accretion (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Future Policy Benefits and Claims
Gross premiums or assessments	$ 4,909.0	$ 3,785.5	$ 3,703.3
Interest accretion	1,589.2	1,480.5	1,453.8
Retirement and Income Solutions
Future Policy Benefits and Claims
Gross premiums or assessments	2,948.4	1,971.1	1,883.6
Interest accretion	1,227.7	1,165.4	1,157.2
Retirement and Income Solutions | Pension risk transfer
Future Policy Benefits and Claims
Gross premiums or assessments	2,905.9	1,941.0	1,800.1
Interest accretion	1,008.6	935.7	916.7
Retirement and Income Solutions | Individual fixed income annuities
Future Policy Benefits and Claims
Gross premiums or assessments	42.5	30.1	83.5
Interest accretion	219.1	229.7	240.5
Benefits and Protection
Future Policy Benefits and Claims
Gross premiums or assessments	1,955.5	1,809.2	1,814.5
Interest accretion	351.9	305.3	287.1
Benefits and Protection | Specialty Benefits | Individual disability
Future Policy Benefits and Claims
Gross premiums or assessments	624.6	601.0	574.1
Interest accretion	94.5	90.2	85.6
Benefits and Protection | Life Insurance | Universal life
Future Policy Benefits and Claims
Gross premiums or assessments	681.8	577.7	621.0
Interest accretion	209.2	171.2	158.3
Benefits and Protection | Life Insurance | Term life
Future Policy Benefits and Claims
Gross premiums or assessments	649.1	630.5	619.4
Interest accretion	48.2	43.9	43.2
Corporate | Long-term care insurance
Future Policy Benefits and Claims
Gross premiums or assessments	5.1	5.2	5.2
Interest accretion	$ 9.6	$ 9.8	$ 9.5